UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2015

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for each series as appropriate.

General AMT-Free Municipal Money Market Fund

General Treasury and Agency Money Market Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

General AMT-Free Municipal Money Market Fund

ANNUAL REPORT November 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General AMT-Free Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General AMT-Free Municipal Money Market Fund, which, as a result of a change to the fund’s fiscal year-end, only covers the one-month period from October 31, 2015, through November 30, 2015. For information about how the fund performed during the one-month reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the annual period ending November 30, 2015, financial markets proved volatile amid choppy U.S. and global economic growth. Employment and housing market gains helped U.S. stocks advance over the reporting period’s first half, driving some broad measures of market performance to new record highs in the spring. Although those gains were erased over the summer when global economic instability undermined investor sentiment, a renewed rally in the fall enabled most stock indices to end the reporting period in mildly positive territory. In contrast, international stocks mostly provided negative results, but developed markets fared better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds produced modestly positive total returns overall, with municipal bonds achieving higher returns, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding domestic and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015, through November 30, 2015, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the one-month period ended November 30, 2015, General AMT-Free Municipal Money Market Fund’s Dreyfus shares produced a yield of 0.00%, Class A shares yielded 0.00%, Class B shares yielded 0.00%, and Class R shares yielded 0.00%. Taking into consideration the effects of compounding, the fund’s Dreyfus shares, Class A shares, Class B shares, and Class R shares produced annualized effective yields of 0.00% for the same period.1

Although the Federal Reserve Board (the “Fed”) raised the federal funds rate in December 2015, after the reporting period’s end, it was unchanged during November, and yields of municipal money market instruments remained low.

Effective September 1, 2015, the fund’s name changed from Dreyfus AMT-Free Municipal Reserves to General AMT-Free Municipal Money Market Fund. Its BASIC shares and Investor shares were redesignated as Dreyfus shares and Class A shares, respectively. The fiscal year-end has changed from October 31 to November 30.

The Fund’s Investment Approach

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper, and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Uneven Economic Recovery Continued

November 2015 continued to see a sustained U.S. economic recovery characterized by falling unemployment, robust job creation, and improved consumer and business confidence. Although long-term interest rates typically rise in a growing economy, bond yields generally have remained low due to low inflation and robust demand for U.S. Treasury securities from global investors seeking safe havens from global macroeconomic instability.

Issuance has continued to be a main driver of the municipal money markets. The need for short-term financing generally has diminished and tax receipts stayed strong in the recovering U.S. economy, supporting better financial conditions for many municipalities and keeping short-term yields anchored near record lows. Robust demand for a limited supply of variable rate demand notes (VRDNs) kept downward pressure on yields of variable-rate instruments. However, the outlook for higher interest rates, combined with money market reform, has driven the one-year note index above historical lows.

Municipal credit quality generally has continued to improve. Many states and municipalities have seen tax revenues climb beyond pre-recession levels, enabling them to balance their budgets and replenish reserves. The degree of recovery by region, however, remains varied.

DISCUSSION OF FUND PERFORMANCE (continued)

Focus on Quality and Liquidity

Careful and well-researched credit selection has remained key to the fund’s management. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. More specifically, we have identified stable credits meeting our investment criteria among state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers. We have continued to maintain the fund’s weighted average maturity in line with industry averages.

Fed to Raise Rates Gradually

In mid-December 2015, after the reporting period’s end, the Fed raised short-term interest rates by 25 basis points to between 0.25% and 0.50%, stating, “The economic recovery has clearly come a long way, though it is not yet complete.” At the same time, the Fed made clear that monetary policy “remains accommodative” and “only gradual increases” are expected in the future.

Partly in anticipation of this move, yields of one-year municipal notes began to move somewhat higher. While we will watch for further evidence of this trend, we continue to believe that an emphasis on preservation of capital and liquidity remains the prudent course.

December 17, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Municipal securities holdings (as applicable), while rated in the highest rating category by one or more National Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General AMT-Free Municipal Money Market Fund from November 1, 2015 to November 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the one month ended November 30, 2015
	Class A	Class B	Dreyfus Class	Class R
Expenses paid per $1,000†	$ .12	$ .12	$ .12	$ .12
Ending value (after expenses)	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2015††
	Class A	Class B	Dreyfus Class	Class R
Expenses paid per $1,000†††	$ .71	$ .71	$ .71	$ .71
Ending value (after expenses)	$ 1,024.37	$ 1,024.37	$ 1,024.37	$ 1,024.37

†  Expenses are equal to the fund’s annualized expense ratio of .14% for Class A, .14% for Class B, .14% for Dreyfus Class and .14% for Class R, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual days in the period).

†† Please note that the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period June 1, 2015 to November 30, 2015.

††† Expenses are equal to the fund’s annualized expense ratio of .14% for Class A, .14% for Class B, .14% for Dreyfus Class and .14% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2015

Short-Term Investments - 99.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.4%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.17	12/7/15	5,000,000	[a]	5,000,000
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.02	12/7/15	3,000,000	[a]	3,000,000
				8,000,000
Arizona - 4.4%
Arizona Transportation Board, GAN	5.00	7/1/16	1,000,000		1,026,971
Phoenix Industrial Development Authority, Facilities Revenue (Southwest Human Development Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	1,075,000	[a]	1,075,000
Tucson Industrial Development Authority, MFHR, Refunding (La Entrada Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.02	12/7/15	1,250,000	[a]	1,250,000
Yavapai County Industrial Development Authority, Revenue (Skanon Investments, Inc. - Drake Cement Project) (LOC; Citibank NA)	0.04	12/7/15	7,000,000	[a]	7,000,000
				10,351,971
Colorado - 6.0%
Colorado Educational and Cultural Facilities Authority, Educational Facilities Revenue (Trinity School of Durham and Chapel Hill Project) (LOC; Branch Banking and Trust Co.)	0.05	12/7/15	930,000	[a]	930,000
Colorado Educational and Cultural Facilities Authority, Revenue (Denver Seminary Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	2,425,000	[a]	2,425,000
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (Boulder Country Day School Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	1,510,000	[a]	1,510,000
Colorado Health Facilities Authority, Revenue (Arapahoe House Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	1,000,000	[a]	1,000,000
Colorado Postsecondary Educational Facilities Authority, Revenue (Mullen High School Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	205,000	[a]	205,000

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 6.0% (continued)
Gateway Regional Metropolitan District, Limited Tax Improvement GO Notes, Refunding (LOC; Wells Fargo Bank)	0.07	12/7/15	2,565,000	[a]	2,565,000
Lafayette, Exempla Improvement District, Special Improvement District Number 02-01, Special Assessment and Improvement Revenue, Refunding (LOC; Wells Fargo Bank)	0.05	12/7/15	500,000	[a]	500,000
Sheridan Redevelopment Agency, Tax Increment Revenue, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.04	12/7/15	4,865,000	[a]	4,865,000
				14,000,000
Connecticut - 4.4%
Connecticut Health and Educational Facilities Authority, Revenue (Eagle Hill School Issue) (LOC; JPMorgan Chase Bank)	0.04	12/7/15	4,695,000	[a]	4,695,000
Fairfield, GO Notes, Refunding	5.00	7/1/16	300,000		308,098
Shelton Housing Authority, Revenue (Crosby Commons Project) (LOC; M&T Trust)	0.06	12/7/15	5,275,000	[a]	5,275,000
				10,278,098
Florida - 5.0%
Alachua County Housing Finance Authority, MFHR (Santa Fe Apartments II Project) (LOC; FNMA)	0.03	12/7/15	1,100,000	[a]	1,100,000
Brevard County, Revenue (Holy Trinity Episcopal Academy Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	525,000	[a]	525,000
Collier County Industrial Development Authority, Revenue (Redlands Christian Migrant Association, Inc. Project) (LOC; Bank of America)	0.15	12/7/15	2,780,000	[a]	2,780,000
Hillsborough County, IDR (The Museum of Science & Industry and The Institute for Business & Home Safety Project) (LOC; Branch Banking and Trust Co.)	0.05	12/7/15	945,000	[a]	945,000
Hillsborough County Industrial Development Authority, Revenue (Independent Day School Project) (LOC; Bank of America)	0.15	12/7/15	1,100,000	[a]	1,100,000
Jacksonville, Educational Facilities Revenue (Edward Waters College Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	3,300,000	[a]	3,300,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 5.0% (continued)
Jacksonville, Educational Facilities Revenue (Edward Waters College Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	590,000	[a]	590,000
Palm Beach County, IDR (Boca Raton Jewish Community Day School, Inc. Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	1,355,000	[a]	1,355,000
				11,695,000
Georgia - 3.0%
Cobb County Development Authority, Revenue (American Heart Association, Inc. Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	735,000	[a]	735,000
Cobb County Development Authority, Revenue (Dominion Christian High School, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.06	12/7/15	3,710,000	[a]	3,710,000
Douglas County Development Authority, Revenue (Colonial Hills School Property, LLC Project) (LOC; Branch Banking and Trust Co.)	0.05	12/7/15	1,740,000	[a]	1,740,000
Macon-Bibb County Industrial Authority, IDR (I-75 Business Park and Airport South Industrial Park Projects) (LOC; Wells Fargo Bank)	0.12	12/7/15	760,000	[a]	760,000
				6,945,000
Illinois - 5.2%
Chicago Heights, Revenue (Chicago Heights Fitness, L.L.C. Project) (LOC; JPMorgan Chase Bank)	0.11	12/7/15	500,000	[a]	500,000
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.02	12/7/15	5,000,000	[a]	5,000,000
Illinois Educational Facilities Authority, Revenue (The Lincoln Park Society) (LOC; Citibank NA)	0.03	12/7/15	2,600,000	[a]	2,600,000
Illinois Finance Authority, Revenue (Cristo Rey Jesuit High School Project) (LOC; JPMorgan Chase Bank)	0.13	12/7/15	1,765,000	[a]	1,765,000
Illinois Finance Authority, Revenue (Northwestern Memorial Hospital) (Liquidity Facility; Northern Trust Company)	0.01	12/1/15	1,700,000	[a]	1,700,000
Naperville, GO Notes, Refunding	3.00	12/1/15	525,000		525,000
				12,090,000
Indiana - .9%
Huntington, EDR, Refunding (Huntington University Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	800,000	[a]	800,000

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Indiana - .9% (continued)
Indiana Health Facility Financing Authority, Revenue, Refunding (Pathfinder Services, Inc. Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	725,000	[a]	725,000
Indianapolis Local Public Improvement Bond Bank, Revenue	5.00	1/15/16	650,000		653,671
				2,178,671
Iowa - 1.2%
Iowa Finance Authority, MFHR (Cedarwood Hills Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.02	12/7/15	1,000,000	[a]	1,000,000
Iowa Higher Education Loan Authority, Private College Facility Revenue, Refunding (Grinnell College Project)	5.00	12/1/15	650,000		650,000
Woodbury County, Educational Facility Revenue (Siouxland Medical Education Foundation, Inc. Project) (LOC; U.S. Bank NA)	0.12	12/7/15	1,250,000	[a]	1,250,000
				2,900,000
Kentucky - .8%
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, Refunding	2.00	2/1/16	500,000		501,462
Lexington-Fayette Urban County Government, Industrial Building Revenue (Community Action Council Project) (LOC; PNC Bank NA)	0.05	12/7/15	1,345,000	[a]	1,345,000
				1,846,462
Maine - .3%
South Portland, GO Notes	4.00	7/15/16	625,000		639,126
Maryland - 3.7%
Maryland Department of Transportation, Consolidated Transportation Revenue	5.00	2/15/16	575,000		580,622
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	0.13	12/7/15	5,310,000	[a]	5,310,000
Maryland Economic Development Corporation, EDR (Maryland Science Center Project) (LOC; Bank of America)	0.07	12/7/15	2,860,000	[a]	2,860,000
				8,750,622
Massachusetts - .2%
Attleboro, GO Notes (Municipal Purpose Loan)	2.00	3/15/16	500,000		502,437

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 5.6%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	0.06	12/7/15	3,630,000	[a]	3,630,000
Minneapolis, Housing Development Revenue, Refunding (One Ten Grant Project) (LOC; FNMA)	0.02	12/7/15	1,835,000	[a]	1,835,000
Minneapolis, MFHR (Seven Corners Apartments Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	1,215,000	[a]	1,215,000
Minnesota Rural Water Finance Authority, Public Projects Construction Notes	1.00	12/1/15	3,250,000		3,250,000
Plymouth, MFHR, Refunding (Parkside Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.02	12/7/15	1,680,000	[a]	1,680,000
Saint Paul Housing and Redevelopment Authority, Revenue (Goodwill/Easter Seals Project) (LOC; U.S. Bank NA)	0.14	12/7/15	1,600,000	[a]	1,600,000
				13,210,000
Mississippi - 2.9%
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	12/1/15	6,850,000	[a]	6,850,000
Missouri - 5.4%
Columbia School District, GO Notes, Refunding	2.00	3/1/16	2,250,000		2,259,494
Kirkwood Industrial Development Authority, Revenue (Concordia Lutheran Church Community Recreational Facilities Project) (LOC; Bank of America)	0.15	12/7/15	1,640,000	[a]	1,640,000
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue (State Revolving Funds Programs)	2.00	1/1/16	1,210,000		1,211,893
Saint Louis Industrial Development Authority, MFHR (Hamilton Place Apartments) (LOC; FHLMC)	0.03	12/7/15	4,635,000	[a]	4,635,000
Saint Louis Parking Commission Finance Corporation, Parking Revenue (Cupples Garage Project) (LOC; Bank of America)	0.12	12/7/15	1,380,000	[a]	1,380,000
Springfield Industrial Development Authority, MFHR, Refunding (Pebblecreek Apartments Project) (LOC; FHLB)	0.12	12/7/15	270,000	[a]	270,000

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 5.4% (continued)
Springfield Industrial Development Authority, Revenue (DMP Properties, LLC Project) (LOC; FHLB)	0.05	12/7/15	1,260,000	[a]	1,260,000
				12,656,387
New Jersey - 11.5%
Brigantine, GO Notes, BAN	1.00	12/9/15	3,000,000		3,000,301
Burlington County Bridge Commission, GO Notes	1.50	5/17/16	2,000,000		2,011,243
Guttenberg, GO Notes, BAN	1.00	3/18/16	5,000,000		5,005,875
Little Egg Harbor Township, GO Notes, BAN	1.00	2/3/16	4,264,306		4,267,274
Long Beach Township, GO Notes, BAN	1.50	3/22/16	2,000,000		2,005,833
Newton, GO Notes, BAN	1.50	8/26/16	3,000,000		3,019,501
Pennsauken Township, GO Notes, BAN	1.00	6/23/16	2,000,000		2,003,887
Ringwood Borough, GO Notes, BAN	1.00	4/14/16	2,630,425		2,636,217
Wood-Ridge Borough, GO Notes, BAN	1.00	2/11/16	3,000,000		3,003,356
				26,953,487
New Mexico - .2%
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund Revenue, Refunding	4.00	6/15/16	530,000		540,381
New York - 1.7%
New York City Industrial Development Agency, Civic Facility Revenue (Jewish Community Center on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.06	12/7/15	4,000,000	[a]	4,000,000
North Carolina - 1.0%
North Carolina Capital Facilities Finance Agency, CP (Duke University)	0.06	12/3/15	2,237,000		2,237,000
Ohio - 1.9%
Hamilton County, EDR (Boys/Girls Clubs of Greater Cincinnati, Inc. Project) (LOC; PNC Bank NA)	0.04	12/7/15	1,775,000	[a]	1,775,000
Stark County Port Authority, Revenue (Canton Country Day School Project) (LOC; PNC Bank NA)	0.10	12/7/15	735,000	[a]	735,000
Union Township, GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,000,000		2,014,556
				4,524,556

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Oklahoma - .9%
Oklahoma Turnpike Authority, Turnpike System Second Senior Revenue, Refunding (Citigroup ROCS, Series RR II R-11985) (Liquidity Facility; Citibank NA)	0.03	12/7/15	2,000,000	[a,b,c]	2,000,000
Oregon - .6%
Oregon, GO Notes (Veteran's Welfare Bonds) (Liquidity Facility; U.S. Bank NA)	0.01	12/1/15	1,400,000	[a]	1,400,000
Pennsylvania - 4.6%
Delaware County Industrial Development Authority, Airport Facilities Revenue, Refunding (United Parcel Service Project)	0.01	12/1/15	3,000,000	[a]	3,000,000
Montgomery County Industrial Development Authority, Revenue (Big Little Associates Project) (LOC; Wells Fargo Bank)	0.20	12/7/15	360,000	[a]	360,000
Northampton County Industrial Development Authority, Revenue (Moravian Academy) (LOC; Wells Fargo Bank)	0.15	12/7/15	650,000	[a]	650,000
Pennsylvania Economic Development Financing Authority, Recovery Zone Facility Revenue (Hawley Silk Mill, LLC Project) (LOC; PNC Bank NA)	0.10	12/7/15	900,000	[a]	900,000
Pennsylvania Higher Educational Facilities Authority, Revenue (Association of Independent Colleges and Un Financing Program - University of Scranton) (LOC; PNC Bank NA)	0.03	12/7/15	1,325,000	[a]	1,325,000
Philadelphia Authority for Industrial Development, Revenue (The Philadelphia Protestant Home Project) (LOC; Bank of America)	0.11	12/7/15	1,600,000	[a]	1,600,000
Upper Dauphin Industrial Development Authority, Revenue (Pennsylvania Independent Colleges and University Research Center Project) (LOC; M&T Trust)	0.13	12/7/15	500,000	[a]	500,000
York Redevelopment Authority, Revenue (LOC; M&T Trust)	0.11	12/7/15	2,460,000	[a]	2,460,000
				10,795,000
South Carolina - 3.0%
South Carolina Jobs-Economic Development Authority, EDR (Anderson Area YMCA, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.07	12/7/15	4,170,000	[a]	4,170,000

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 3.0% (continued)
South Carolina Jobs-Economic Development Authority, EDR (Carolina Children's Home Project) (LOC; Branch Banking and Trust Co.)	0.05	12/7/15	2,805,000	[a]	2,805,000
				6,975,000
Tennessee - .6%
Cleveland Health and Educational Facilities Board, Revenue (Lee University Project) (LOC; Branch Banking and Trust Co.)	0.04	12/7/15	1,500,000	[a]	1,500,000
Texas - 14.1%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.03	12/7/15	11,700,000	[a]	11,700,000
Brazos County Health Facilities Development Corporation, Revenue, Refunding (Burleson Saint Joseph Manor) (LOC; Wells Fargo Bank)	0.12	12/7/15	6,165,000	[a]	6,165,000
Carrollton-Farmers Branch Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	430,000		431,208
Garland Independent School District, GO Notes (LOC; Permanent School Fund Guarantee Program)	3.00	2/15/16	250,000		251,390
Hays Consolidated Independent School District, GO Notes (LOC: Permanent School Fund Guarantee Program)	3.00	2/15/16	400,000		402,255
Humble Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	3.63	2/15/16	250,000		251,736
Lancaster Independent School District, GO Notes (LOC; Permanent School Fund Guarantee Program)	1.50	2/15/16	575,000		576,431
Lovejoy Independent School District, GO Notes (LOC; Permanent School Fund Guarantee Program)	1.50	2/15/16	585,000		586,396
Mission Economic Development Corporation, SWDR (IESI TX Corporation Project) (LOC; Bank of America)	0.06	12/7/15	1,500,000	[a]	1,500,000
Plano Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	5.00	2/15/16	165,000		166,592
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue (Air Products Project)	0.01	12/1/15	6,635,000	[a]	6,635,000
Richardson Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	535,000		536,930

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 14.1% (continued)
Rockwall Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	520,000		521,875
Splendora Higher Education Facilities Corporation, Revenue (Fellowship Christian Academy Project) (LOC; Bank of America)	0.15	12/7/15	1,900,000	[a]	1,900,000
Texas Public Finance Authority, Unemployment Compensation Obigation Assessment Revenue	4.00	1/1/16	235,000		235,774
Texas State University System Board of Regents, Financing System Revenue, Refunding	5.00	3/15/16	700,000		709,602
Texas Water Development Board, State Revolving Fund Subordinate Lien Revenue	5.00	7/15/16	450,000		463,061
				33,033,250
Utah - .9%
Ogden City Redevelopment Agency, Tax Increment Revenue (LOC; Wells Fargo Bank)	0.12	12/7/15	575,000	[a]	575,000
Salt Lake County, GO Notes, Refunding	5.00	12/15/15	1,000,000		1,001,860
Salt Lake County, Training Facilities Revenue (Community Foundation for the Disabled, Inc. Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	500,000	[a]	500,000
				2,076,860
Virginia - .7%
Greene County Economic Development Authority, Educational Facilities Revenue (The Blue Ridge School, Inc.) (LOC; Branch Banking and Trust Co.)	0.04	12/7/15	500,000	[a]	500,000
Norfolk Redevelopment and Housing Authority, Revenue (E2F Student Housing I, LLC Project) (LOC; Bank of America)	0.06	12/7/15	705,000	[a]	705,000
Virginia College Building Authority, Educational Facilities Revenue (21st Century College and Equipment Programs)	5.00	2/1/16	550,000		554,370
				1,759,370
Washington - 1.3%
Washington Housing Finance Commission, Nonprofit Housing Revenue (Nikkei Manor Project) (LOC; Bank of America)	0.15	12/7/15	1,250,000	[a]	1,250,000
Washington Housing Finance Commission, Nonprofit Housing Revenue (Pioneer Human Services Projects) (LOC; U.S. Bank NA)	0.04	12/7/15	1,085,000	[a]	1,085,000

Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Washington - 1.3% (continued)
Washington Housing Finance Commission, Nonprofit Revenue (The Evergreen School Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	745,000	[a]	745,000
				3,080,000
Wisconsin - 4.4%
Racine, GO Notes, Refunding	2.00	6/1/16	825,000		831,361
Wisconsin Health and Educational Facilities Authority, Revenue (Jewish Home and Care Center, Inc.) (LOC; JPMorgan Chase Bank)	0.02	12/7/15	2,000,000	[a]	2,000,000
Wisconsin Health and Educational Facilities Authority, Revenue (Madison Family Medicine Residency Corporation, Inc. Project) (LOC; JPMorgan Chase Bank)	0.11	12/7/15	2,315,000	[a]	2,315,000
Wisconsin Health and Educational Facilities Authority, Revenue (Sinsinawa Nursing, Inc. Project) (LOC; JPMorgan Chase Bank)	0.11	12/7/15	920,000	[a]	920,000
Wisconsin Health and Educational Facilities Authority, Revenue (Valley Packaging Industries, Inc.) (LOC; JPMorgan Chase Bank)	0.04	12/7/15	1,320,000	[a]	1,320,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.15	4/5/16	3,000,000		3,000,000
				10,386,361
Total Investments (cost $234,155,039)			99.8%	234,155,039
Cash and Receivables (Net)			.2%	582,244
Net Assets			100.0%	234,737,283

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities amounted to $2,000,000 or 0.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Industrial	19.4
Education	16.1
City	12.6
Housing	11.8
Health Care	10.2
Utility-Electric	6.5
Utility-Water & Sewer	4.6
State/Territory	2.8
Special Tax	2.6
County	2.4
Transportation Services	1.5
Resource Recovery	.6
Pollution Control	.5
Other	8.2
99.8

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	234,155,039	234,155,039
Cash		1,500,319
Interest receivable		377,284
		236,032,642
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		24,370
Payable for investment securities purchased		1,262,569
Payable for shares of Common Stock redeemed		8,420
		1,295,359
Net Assets ($)		234,737,283
Composition of Net Assets ($):
Paid-in capital		234,737,283
Net Assets ($)		234,737,283

Net Asset Value Per Share	Class A	Class B	Dreyfus Class	Class R
Net Assets ($)	19,027,445	179,894,859	8,804,326	27,010,653
Shares Outstanding	19,027,094	179,897,199	8,804,202	27,010,501
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

	One
	Month Ended	Year Ended
	November 30, 2015[a]	October 31, 2015
Investment Income ($):
Interest Income	27,060	367,858
Expenses:
Management fee—Note 2(a)	94,558	1,199,421
Distribution fees—Note 2(b)	39,505	475,853
Shareholder servicing costs—Note 2(c)	36,538	437,199
Directors’ fees—Note 2(a,d)	1,427	16,453
Total Expenses	172,028	2,128,926
Less—reduction in expenses due to undertaking—Note 2(a)	(143,926)	(1,744,697)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(1,427)	(16,453)
Net Expenses	26,675	367,776
Investment Income—Net	385	82
Realized Gain (Loss) on Investments—Note 1(b) ($)	-	18,736
Net Increase in Net Assets Resulting from Operations	385	18,818

a The fund has changed its fiscal year end from October 31, to November 30.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	One Month Ended		Year Ended October 31,
	November 30, 2015	[a]	2015	2014
Operations ($):
Investment income—net	385		82	92
Net realized gain (loss) on investments	-		18,736	17,339
Net Increase (Decrease) in Net Assets Resulting from Operations	385		18,818	17,431
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,488)		(1,387)	(2,384)
Class B	(14,725)		(12,638)	(19,798)
Dreyfus Class	(711)		(722)	(1,660)
Class R	(2,197)		(2,674)	(6,464)
Total Dividends	(19,121)		(17,421)	(30,306)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	2,710,284		25,267,613	70,503,067
Class B	30,000,220		426,624,351	482,346,837
Dreyfus Class	118,781		35,377,266	10,021,816
Class R	14,478,755		283,027,454	232,479,657
Dividends reinvested:
Class A	1,488		1,382	2,367
Class B	14,725		12,625	19,661
Dreyfus Class	710		707	1,653
Class R	449		633	442
Cost of shares redeemed:
Class A	(765,458)		(25,845,327)	(76,637,703)
Class B	(23,488,323)		(434,441,661)	(482,958,878)
Dreyfus Class	(319,465)		(37,968,937)	(13,146,714)
Class R	(8,734,228)		(292,502,461)	(256,882,931)
Increase (Decrease) in Net Assets from Capital Stock Transactions	14,017,938		(20,446,355)	(34,250,726)
Total Increase (Decrease) in Net Assets	13,999,202		(20,444,958)	(34,263,601)
Net Assets ($):
Beginning of Period	220,738,081		241,183,039	275,446,640
End of Period	234,737,283		220,738,081	241,183,039

a The fund has changed its fiscal year end from October 31 to November 30.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	One Month Ended November 30, 2015[a]
		Year Ended October 31,
Class A Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[d]	.01	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.14[e]	.15	.16	.23	.28	.38
Ratio of net investment income to average net assets[d]	.00[e]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	19,027	17,083	17,659	23,792	27,625	30,764

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	One Month Ended November 30, 2015[a]
		Year Ended October 31,
Class B Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[d]	.01	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	.14[e]	.15	.16	.23	.29	.37
Ratio of net investment income to average net assets[d]	.00[e]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	179,895	173,383	181,187	181,787	248,951	229,126

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

	One Month Ended November 30, 2015[a]
		Year Ended October 31,
Dreyfus Class Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[d]	.01	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[e]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.14[e]	.16	.17	.23	.28	.38
Ratio of net investment income to average net assets[d]	.00[e]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	8,804	9,005	11,596	14,720	14,017	26,003

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	One Month Ended November 30, 2015[a]
		Year Ended October 31,
Class R Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[d]	.01	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[e]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.14[e]	.15	.16	.24	.29	.38
Ratio of net investment income to average net assets[d]	.00[e]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	27,011	21,267	30,742	55,149	77,098	48,390

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General AMT-Free Municipal Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek a high level of current income, consistent with stability of principal, that is exempt from federal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective November 1, 2015, a change in the fund’s fiscal year end from October 31 to November 30.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Dreyfus Class and Class R. Class A and Class B shares are sold primarily to clients of financial institutions that have entered into selling agreements with the Distributor, and bear a Distribution Plan fee. Class B shares also bear a Shareholder Services Plan fee. Dreyfus Class are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

NOTES TO FINANCIAL STATEMENTS (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	234,155,039
Level 3 - Significant Unobservable Inputs	-
Total	234,155,039
† See Statement of Investments for additional detailed categorizations.

At November 30, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended November 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the fund did not incur any interest or penalties.

The tax period ended November 30, 2015 and each tax year in the four-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2015, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2015, October 31, 2015 and October 31, 2014 were as follows: tax-exempt income $385, $82 and $92, ordinary income $18,736, $0 and $30,214, and long-term capital gains $0, $17,339 and $0, respectively.

During the period ended November 30, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $18,736 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended November 30, 2015 and October 31, 2015, fees reimbursed by Dreyfus amounted to $1,427 and $16,453, respectively.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $143,926 and $1,744,697, respectively, during the periods ended November 30, 2015 and October 31, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended November 30, 2015, Class A shares and Class B shares were charged $2,967 and $36,538, respectively and during the period ended October 31, 2015, Class A shares and Class B shares were charged $38,654 and $437,199, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the periods ended November 30, 2015 and October 31, 2015, Class B shares were charged $36,538 and $437,199, respectively, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (continued)

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $93,423 and Distribution Plan fees $39,506 and Shareholder Services Plan fees $36,538, which are offset against an expense reimbursement currently in effect in the amount of $145,097.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $4,635,000 and $2,000,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
The Dreyfus/Laurel Funds, Inc.

We have audited the accompanying statement of assets and liabilities of General AMT-Free Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc., including the statement of investments, as of November 30, 2015, the related statements of operations for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, the statements of changes in net assets for one-month period ended November 30, 2015 and for each of the years in the two-year period ended October 31, 2015, and the financial highlights for the one-month period ended November 30, 2015 and for each of the years in the five-year period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General AMT-Free Municipal Money Market Fund as of November 30, 2015, the results of its operations for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, the changes in its net assets for the one-month period ended November 30, 2015 and for each of the years in the two-year period ended October 31, 2015, and the financial highlights for the one-month period ended November 30, 2015 and for each of the years in the five-year period ended October 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2016

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended November 30, 2015 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $18,736 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2015 calendar year on Form 1099-DIV, which will be mailed in early 2016.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 140

———————

Francine J. Bovich (64)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

• Managing Director, Morgan Stanley Investment Management (1993-2010)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 79

———————

Kenneth A. Himmel (69)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Managing Partner, Gulf Related, an international real estate development company (2010-present)

• President and CEO, Related Urban Development, a real estate development company (1996-present)

• President and CEO, Himmel & Company, a real estate development company (1980-present)

• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 29

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (68)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)

No. of Portfolios for which Board Member Serves: 29

———————

Roslyn M. Watson (66)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 65

———————

Benaree Pratt Wiley (69)

Board Member (1998)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 65

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS

James M. Fitzgibbons, Emeritus Board Member
J. Tomlinson Fort, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 66 investment companies (comprised of 140 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (67 investment companies, comprised of 165 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARI M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 62 investment companies (comprised of 160 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

General AMT-Free Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLTXX Class B: DMBXX Dreyfus Class: DLRXX Class R: DTMXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0324AR1115

General Treasury and Agency Money Market Fund

ANNUAL REPORT November 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury and Agency Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Treasury & Agency Money Market Fund, which, as a result of a change to the fund’s fiscal year-end, only covers the one-month period from October 31, 2015, through November 30, 2015. For information about how the fund performed during the one-month reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the annual period ending November 30, 2015, financial markets proved volatile amid choppy U.S. and global economic growth. Employment and housing market gains helped U.S. stocks advance over the reporting period’s first half, driving some broad measures of market performance to new record highs in the spring. Although those gains were erased over the summer when global economic instability undermined investor sentiment, a renewed rally in the fall enabled most stock indices to end the reporting period in mildly positive territory. In contrast, international stocks mostly provided negative results, but developed markets fared better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds produced modestly positive total returns overall, with municipal bonds achieving higher returns, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding domestic and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015, through November 30, 2015, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

The fund’s fiscal year end has changed to November 30 from October 31.

For the one-month period ended November 30, 2015, General Treasury and Agency Money Market Fund’s Class A shares produced an annualized yield of 0.00%, and Class R shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Class A shares and Class R shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Although the Federal Reserve Board (the “Fed”) raised the federal funds rate in December 2015, after the reporting period’s end, it was unchanged during the reporting period itself, and yields of short-term U.S. government obligations remained near historical lows.

Effective September 1, 2015, the fund’s name changed from Dreyfus U.S. Treasury Reserves to General Treasury and Agency Money Market Fund, and its Investor shares were redesignated as Class A shares.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. We attempt to provide shareholders with an investment vehicle that is made up of direct U.S. government obligations with remaining maturities of 13 months or less, as well as repurchase agreements with securities dealers, which are backed by U.S. government securities. To pursue its goal, the fund normally invests exclusively in securities backed by the full faith and credit of the U.S. government and repurchase agreements (including tri-party repurchase agreements) in respect to such securities.

Uneven U.S. Economic Recovery Continued

November 2015 began in an environment of choppy economic growth as domestic labor markets continued to add jobs, housing markets rebounded from earlier weakness, and U.S. consumer and business confidence improved. However, these positive influences were counterbalanced by less favorable macroeconomic conditions in overseas markets, where aggressively accommodative monetary policies in Europe and Japan appeared to be having only a limited impact on reflating their economies, and China and other the emerging markets continued to struggle with slowing economic growth and sharply falling global commodity prices.

In this mixed climate, the U.S. service sector continued to expand in November, but U.S. manufacturing activity contracted for the first time in three years due to a strong U.S. dollar and weaker overseas demand. The U.S. labor market continued to gain strength with 211,000 new jobs and an unchanged unemployment rate of 5%. Meanwhile, new home sales rebounded strongly, in part due to lower sales prices. In addition, investors looked forward to the first in a series of long-awaited short-term interest rate hikes from the Fed as employment data gradually approached monetary policymakers’ targets.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Fed to Raise Rates Gradually

In mid-December 2015, after the reporting period’s end, the Fed indeed raised short-term interest rates by 25 basis points to between 0.25% and 0.50%, stating, “The economic recovery has clearly come a long way, though it is not yet complete.” At the same time, the Fed made clear that monetary policy “remains accommodative” and “only gradual increases” are expected in the future. Therefore, we have continued to set the fund’s weighted average maturity in a range we consider to be in line with industry averages.

December 17, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury and Agency Money Market Fund from November 1, 2015 to November 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the one month ended November 30, 2015
	Class A	Class R
Expenses paid per $1,000†	$ .07	$ .08
Ending value (after expenses)	$ 1,000.00	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% return for the six months ended November 30, 2015††
	Class A	Class R
Expenses paid per $1,000†††	$ .46	$ .51
Ending value (after expenses)	$ 1,024.62	$1,024.57

†  Expenses are equal to the fund’s annualized expense ratio of .09% for Class A and .10% for Class R, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual days in the period).

†† Please note that the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period June 1, 2015 to November 30, 2015.

††† Expenses are equal to the fund’s annualized expense ratio of .09% for Class A and .10% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
November 30, 2015

U.S. Treasury Bills - 37.0%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
1/14/16	0.08	35,000,000	34,996,578
1/21/16	0.13	50,000,000	49,990,792
2/4/16	0.17	25,000,000	24,992,326
4/28/16	0.20	25,000,000	24,979,305
Total U.S. Treasury Bills (cost $134,959,001)			134,959,001
Repurchase Agreements - 62.7%
Citigroup Global Markets Holdings Inc.	0.11	70,000,000	70,000,000
dated 11/30/15, due 12/1/15 in the amount of $70,000,214 (fully collateralized by $68,951,200 U.S. Treasury Notes, 1%-2.25%, due 9/15/17-7/31/18, value $71,400,018)
Credit Agricole CIB	0.10	39,000,000	39,000,000

dated 11/30/15, due 12/1/15 in the amount of $39,000,108 (fully collateralized by $13,820,226 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/16, value $14,831,016 and $24,975,115 U.S. Treasury Notes, 1.38%-2.13%, due 8/31/20-5/15/25, value $24,948,984)

HSBC USA Inc.	0.10	50,000,000	50,000,000
dated 11/30/15, due 12/1/15 in the amount of $50,000,139 (fully collateralized by $40,440,000 U.S. Treasury Bonds, 4.38%, due 11/15/39, value $51,003,452)
JPMorgan Chase & Co.	0.10	70,000,000	70,000,000
dated 11/30/15, due 12/1/15 in the amount of $70,000,194 (fully collateralized by $71,845,000 U.S. Treasury Notes, 1.38%, due 3/31/20, value $71,403,268)
Total Repurchase Agreements (cost $229,000,000)			229,000,000
Total Investments (cost $363,959,001)		99.7%	363,959,001
Cash and Receivables (Net)		.3%	1,153,395
Net Assets		100.0%	365,112,396

6

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	62.7
U.S. Treasury Bills	37.0
99.7

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $229,000,000)—Note 1(b)	363,959,001	363,959,001
Cash		1,168,674
Interest receivable		656
		365,128,331
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		15,935
		15,935
Net Assets ($)		365,112,396
Composition of Net Assets ($):
Paid-in capital		365,112,396
Net Assets ($)		365,112,396

Net Asset Value Per Share	Class A	Class R
Net Assets ($)	162,027,931	203,084,465
Shares Outstanding	162,027,667	203,084,729
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

	One Month Ended	Year Ended
	November 30, 2015[a]	October 31, 2015
Investment Income ($):
Interest Income	27,704	306,682
Expenses:
Management fee—Note 2(a)	145,670	1,986,693
Distribution fees—Note 2(b)	26,778	280,741
Directors’ fees—Note 2(a,c)	10,521	36,407
Total Expenses	182,969	2,303,841
Less—reduction in expenses due to undertaking—Note 2(a)	(144,757)	(1.960,925)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(10,521)	(36,407)
Net Expenses	27,691	306,509
Investment Income—Net	13	173
Realized Gain (loss) on Investments—Note 1(b) ($)	-	800
Net Increase in Net Assets Resulting from Operations	13	973

a The fund changed its fiscal year end from October 31 to November 30.

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	One Month Ended		Year Ended October 31,
	November 30, 2015	[a]	2015	2014
Operations ($):
Investment income—net	13		173	117
Net realized gain (loss) on investments	-		800	1,112
Net Increase (Decrease) in Net Assets Resulting from Operations	13		973	1,229
Dividends to Shareholders from ($):
Investment income—net:
Class A	(354)		(417)	(51)
Class R	(459)		(868)	(66)
Total Dividends	(813)		(1,285)	(117)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	3,111,655		126,278,266	88,084,148
Class R	60,321,266		436,832,145	524,399,309
Dividends reinvested:
Class A	351		410	51
Class R	6		4	-
Cost of shares redeemed:
Class A	(11,335,231)		(78,563,781)	(121,394,764)
Class R	(33,231,754)		(592,432,301)	(379,459,480)
Increase (Decrease) in Net Assets from Capital Stock Transactions	18,866,293		(107,885,257)	111,629,264
Total Increase (Decrease) in Net Assets	18,865,493		(107,885,569)	111,630,376
Net Assets ($):
Beginning of Period	346,246,903		454,132,472	342,502,096
End of Period	365,112,396		346,246,903	454,132,472

a The fund has changed its fiscal year end from October 31 to November 30.

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	One Month Ended November 30, 2015[a]
		Year Ended October 31,
Class A Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[c]	.00[d]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[e]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.09[e]	.08	.05	.09	.10	.12
Ratio of net investment income to average net assets[c]	.00[e]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	162,028	170,252	122,537	155,847	122,029	125,984

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Amount represents less than .01%.
d Not annualized.
e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	One Month Ended November 30, 2015[a]
		Year Ended October 31,
Class R Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[c]	.00[d]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54[e]	.51	.51	.51	.51	.50
Ratio of net expenses to average net assets	.10[e]	.08	.05	.09	.11	.12
Ratio of net investment income to average net assets[c]	.00[e]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	203,084	175,995	331,596	186,655	214,391	153,112

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Amount represents less than .01%.
d Not annualized.
e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Treasury and Agency Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved a change in the fund’s fiscal year end from October 31 to November 30.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A and Class R. Class A shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

13

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For

14

example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	363,959,001
Level 3 - Significant Unobservable Inputs	-
Total	363,959,001
† See Statement of Investments for additional detailed categorizations.

At November 30, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint

15

NOTES TO FINANCIAL STATEMENTS (continued)

repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the fund did not incur any interest or penalties.

The tax period ended November 30, 2015 and each tax year in the four-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2015, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2015, October 31, 2015 and October 31, 2014 were all ordinary income.

During the period ended November 30, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $800 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended November 30, 2015 and October 31, 2015, fees reimbursed by Dreyfus amounted to $10,521 and $36,407, respectively.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $144,757 and $1,960,925, respectively, during the periods ended November 30, 2015 and October 31, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% (currently limited by the Board to .20%) of the value of the average daily net assets attributable to its Class A shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. During the periods ended November 30, 2015 and October 31, 2015, Class A shares were charged $26,778 and $280,741, respectively, pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

17

NOTES TO FINANCIAL STATEMENTS (continued)

$135,723 and Distribution Plan fees $26,778, which are offset against an expense reimbursement currently in effect in the amount of $146,566.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

18

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
The Dreyfus/Laurel Funds, Inc.

We have audited the accompanying statement of assets and liabilities of General Treasury and Agency Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc., including the statement of investments, as of November 30, 2015, the related statements of operations for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, the statements of changes in net assets for one-month period ended November 30, 2015 and for each of the years in the two-year period ended October 31, 2015, and the financial highlights for the one-month period ended November 30, 2015 and for each of the years in the five-year period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury and Agency Money Market Fund as of November 30, 2015, the results of its operations for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, the changes in its net assets for the one-month period ended November 30, 2015 and for each of the years in the two-year period ended October 31, 2015, and the financial highlights for the one-month period ended November 30, 2015 and for each of the years in the five-year period ended October 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2016

19

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund designates the maximum amount allowable but not less than 100% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

20

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 140

———————

Francine J. Bovich (64)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

• Managing Director, Morgan Stanley Investment Management (1993-2010)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 79

———————

Kenneth A. Himmel (69)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Managing Partner, Gulf Related, an international real estate development company (2010-present)

• President and CEO, Related Urban Development, a real estate development company (1996-present)

• President and CEO, Himmel & Company, a real estate development company (1980-present)

• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 29

———————

21

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (68)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)

No. of Portfolios for which Board Member Serves: 29

———————

Roslyn M. Watson (66)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 65

———————

Benaree Pratt Wiley (69)

Board Member (1998)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 65

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS

James M. Fitzgibbons, Emeritus Board Member
J. Tomlinson Fort, Emeritus Board Member

22

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 66 investment companies (comprised of 140 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

23

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (67 investment companies, comprised of 165 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARI M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 62 investment companies (comprised of 160 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

24

NOTES

25

For More Information

General Treasury and Agency Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DUIXX Class R: DUTXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0326AR1115

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,200 in 2015 and $37,400 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,280 in 2015 and $1,500 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,860  in 2015 and $5,000 in 2015. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2015 and $0 in 2015.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $14,933,643 in 2015 and $15,517,652 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    January 20, 2016

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    January 20, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)